UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act File Number 811-05831

                           Primary Income Funds, Inc.
               (Exact name of registrant as specified in charter)

                               700 N. Water Street
                               Milwaukee, WI 53202
               (Address of principal executive offices) (Zip code)


                                   Lilli Gust
                     Arnold Investment Counsel Incorporated
                               700 N. Water Street
                               Milwaukee, WI 53202
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (414) 271-2726
                                                           --------------

                        Date of fiscal year end: June 30
                    Date of reporting period: March 31, 2006




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                                    FORM N-Q
ITEM 1.  SCHEDULE OF INVESTMENTS.

The Primary Income Funds, Inc.
Schedules of Investments
March 31, 2006 (Unaudited)
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PORTFOLIOS OF INVESTMENTS
March 31, 2006 (unaudited)

---------------------------------------------------------------------------------------------------------------
                             THE PRIMARY INCOME FUND

                                                                                                     Market
  Shares                                                                              Cost            Value
-----------                                                                        -----------     ------------
               COMMON STOCKS             88.7%
     3,000     Abbott Laboratories (Pharmaceutical products)                        $ 115,209        $ 127,410
     2,000     Allstate Corp. (Insurance)                                              77,685          104,220
     3,000     American States Water Co. (Water utility)                               82,662          112,080
     3,000     Anheuser-Busch Companies, Inc. (Beverages)                             105,241          128,310
     1,637     Apartment Investment & Management Co. (Real estate investment trust)    23,363           76,775
     4,000     Aqua America, Inc. (Water utility)                                      73,559          111,280
     6,000     AT&T Inc. (Communications)                                             142,370          162,240
     1,600     BP plc (Integrated oil company)                                         43,379          110,304
     4,000     Bristol-Myers Squibb Co. (Pharmaceuticals)                             102,832           98,440
     1,000     Chubb Corp. (Insurance)                                                 54,455           95,440
     3,000     DPL, Inc. (Electric and gas utility)                                    31,788           81,000
     2,691     DTE Energy Co. (Electric utility)                                      115,541          107,882
     4,000     Du Pont (E.I.) de Nemours & Co. (Diversified chemicals)                176,440          168,840
     1,000     Eli Lilly & Co. (Pharmaceuticals)                                       54,450           55,300
     5,000     General Electric Co. (Diversified manufacturing)                       146,280          173,900
     2,000     Marcus Corp. (Consumer Services)                                        38,351           39,900
     3,000     McDonald's Corp. (Restaurant chains)                                    61,307          103,080
     4,000     Microsoft Corp. (Technology)                                           110,550          108,840
     4,000     Middlesex Water Co. (Water utility)                                     81,100           75,760
     1,000     Occidental Petroleum Corp. (Integrated oil company)                     21,725           92,650
     4,000     Otter Tail Corp. (Electric utility)                                    107,345          114,760
     6,000     Pfizer, Inc. (Pharmaceuticals)                                         155,496          149,520
     8,000     Schering-Plough Corp. (Pharmaceuticals)                                143,960          151,920
     3,000     Sempra Energy  (Natural gas utility)                                    46,772          139,380
     3,000     The Southern Co. (Electric utility)                                     85,890           98,310
     5,000     Tribune Co. (Media)                                                    198,511          137,150
     2,000     US Bancorp (Financial)                                                  56,660           61,000
     3,000     Vectren Corp. (Natural gas utility)                                     64,302           79,140
     2,000     Verizon Communications, Inc. (Communications)                           63,280           68,120
     3,000     Waste Manaement, Inc. (Waste disposal)                                  89,880          105,900
     3,000     Wisconsin Energy Corp. (Electric and gas utility)                       74,563          119,970
     3,000     Wyeth (Pharmaceuticals)                                                133,680          145,560
                                                                                   -----------     ------------
                      Total Common Stocks                                           2,878,626        3,504,381
                                                                                   -----------     ------------


 PRINCIPAL
  AMOUNT
-----------
               BONDS AND NOTES            7.4%
               CORPORATE BONDS
  $100,000     Alabama Power Co., 3.125%, due 5/1/08                                   99,272           95,742
   150,000     General Electric Capital Corp., 4.511%, due 6/11/08                    150,000          148,841
    50,000     Federal Home Loan, 2.65%, due 8/10/06                                   49,805           49,601
                                                                                   -----------     ------------
                      Total Bonds and Notes                                           299,077          294,184

                      Total Long -Term Investments                                  3,177,703        3,798,565
                                                                                   -----------     ------------

               SHORT-TERM INVESTMENTS     4.1%
               VARIABLE RATE DEMAND NOTES
       150     American Family Ins. Co., 4.47%                                            150              150
   161,083     US Bank, N.A., 4.57%                                                   161,083          161,083
       712     Wisconsin Corporate Central Credit Union, 4.49%                            712              712
                                                                                   -----------     ------------
                      Total Short-Term Investments                                    161,945          161,945
                                                                                   -----------     ------------

               TOTAL INVESTMENTS         100.2%                                    $ 3,339,648       3,960,510
                                                                                   ===========

               Liabilities less Other Asse(0.2)%                                                        (7,145)
                                                                                                   ------------

               NET ASSETS                100.0%                                                    $ 3,953,365
                                                                                                   ============


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SUMMARY OF INVESTMENTS BY SECTOR

                           Percent of
Sector                     Investment Securities
------                     ----------------------
Utilities                                26.2%
Health Care                              18.4%
Financials                                8.5%
Government Bonds                          7.4%
Consumer Discretionary                    7.1%
Industrials                               7.1%
Telecom Services                          5.8%
Energy                                    5.1%
Materials                                 4.3%
Short-term (cash)                         4.1%
Consumer Staples                          3.2%
Technology                                2.7%
 Totals                                 100.0%



See notes to Schedule of Investments.


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NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2006 (unaudited)

ORGANIZATION
The Primary Trend Fund, Inc. ("Trend Fund") began operations on September 15,
1986. The Primary Income Fund, Inc. ("Income Fund") began operations on
September 1, 1989. The Trend Fund and the Income Fund, collectively, the
"Funds," are registered under the Investment Company Act of 1940 as open-end investment management companies.

Each security, excluding securities with 60 days or less remaining to maturity, is valued at the last sale price, or if no sale is reported, the average of the latest bid and asked prices. Price information on listed stocks is taken from the exchange where the security is primarily traded. Other securities for which market quotations are not readily available are valued under procedures approved by the Board of Directors. Securities with 60 days or less remaining to maturity are valued at amortized cost, which approximates market value.

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned, and includes amortization of premiums and discounts. Securities gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

TAX INFORMATION

At March 31, 2006, gross unrealized appreciation and depreciation of investments, based on aggregate cost for federal income tax purposes of $14,121,987 and $3,339,648 for the Trend Fund and Income Fund, respectively, were as follows:

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


                                                              TREND FUND                INCOME FUND

Appreciation....................................                $3,193,845                 $731,584
Depreciation....................................                  (186,109)                (110,722)

                                                        -----------------------     --------------------

Net Appreciation on Investments..........                       $3,007,736                 $620,862



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ITEM 2. CONTROLS AND PROCEDURES.
(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Primary Income Funds, Inc.

By:      /s/Lilli Gust
    ----------------------------------------------
         Lilli Gust
         Principal Executive Officer

Date:    May 23, 2006
      --------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Lilli Gust
    -----------------------------------------------
         Lilli Gust
         Principal Executive Officer

Date:    May 23, 2006
      ---------------------------------------------


By:      /s/Lilli Gust
    -----------------------------------------------
         Lilli Gust
         Principal Financial Officer

Date:    May 23, 2006
      ---------------------------------------------


                                  EXHIBIT INDEX
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)